Notes Payable Disclosure: Schedule of Notes Payable (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Notes Payable
	December 31, 2022	December 31, 2021

Principal amount	$962,000	$1,116,934
Less: current portion	(702,504)	(855,158)
Notes payable - long term portion	$259,496	$261,776